Deferred Tax Assets and Liabilities	6 Months Ended
Jun. 30, 2024
Net deferred tax assets and liabilities [abstract]
Deferred Tax Assets and Liabilities
6 Deferred Tax Assets and Liabilities
The Group records the tax effect resulting from temporary differences between the assets and liabilities determined on an accounting basis and on a tax basis.
The balance of the deferred tax assets and deferred tax liabilities, on a consolidated basis, is USD517 thousand as of June 30, 2024 (December 31, 2023: USD531 thousand), consisting of tax benefits to be used in future periods and USD1,381 thousand as of June 30, 2024 (December 31, 2023: USD204 thousand), comprised primarily of unrealized foreign exchange gains.
The variance of the tax effect described above impacted “Other reserves” by USD877 thousand, which relates to the fair value of financial assets measured at fair value through other comprehensive income, and “Income tax expense” by USD342 thousand, relating to remaining impacts.
As mentioned on the annual report, the offset between deferred tax assets and liabilities is performed at each subsidiary level.